Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary Shares	Additional Paid in Capital	Statutory Reserve	Retained Earnings (Deficits)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2021	$ 11,675	$ 6,845,394	$ 327,140	$ (282,791)	$ 62,903	$ (6,905)	$ 6,957,416
Balance (shares) at Dec. 31, 2021	11,675,216
Other comprehensive income (loss):
Acquired noncontrolling interest				(7,048)	143	$ 6,905
Net loss				(1,263,601)			(1,263,601)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					(65,320)		(65,320)
Balance at Jun. 30, 2022	$ 11,675	6,845,394	327,140	(1,553,440)	(2,274)		5,628,495
Balance (shares) at Jun. 30, 2022	11,675,216
Balance at Dec. 31, 2022	$ 11,675	6,845,394	327,140	(2,202,990)	(52,088)		4,929,131
Balance (shares) at Dec. 31, 2022	11,675,216
Other comprehensive income (loss):
Net loss				(793,699)			(793,699)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					(11,046)		(11,046)
Balance at Jun. 30, 2023	$ 11,675	$ 6,845,394	$ 327,140	$ (2,996,689)	$ (63,134)		$ 4,124,386
Balance (shares) at Jun. 30, 2023	11,675,216